Stockholders’ Equity - Narrative (Details) - USD ($)				3 Months Ended	12 Months Ended
	Apr. 25, 2024	Feb. 29, 2024	Oct. 15, 2021	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 29, 2024
Class of Stock [Line Items]
Preferred stock, authorized (in shares)					1,000,000
Preferred stock, par value (in dollars per share)					$ 0.0001
Preferred stock, issued (in shares)					0
Noncontrolling interest weighted average ownership percentage					55.10%	67.00%	72.60%
Exercise price (in dollars per share)					$ 287.50
Selling, general and administrative					$ 24,380,000	$ 30,887,000	$ 34,050,000
Third-Party Offering
Class of Stock [Line Items]
Gross proceeds		$ 37,600,000
ICE Offering
Class of Stock [Line Items]
Gross proceeds	$ 7,400,000	2,400,000
Expected net proceeds from sale of stock and warrants		$ 9,800,000
Class C Warrant
Class of Stock [Line Items]
Exercise price (in dollars per share)			$ 126.00
Selling, general and administrative				$ 0	$ 0
Class A Common Stock
Class of Stock [Line Items]
Common stock, authorized (in shares)					30,000,000	30,000,000
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)					6,510,885	3,793,837
Common stock, issued (in shares)					6,510,885	3,793,837
Dividends					$ 0
Conversion of stock (in shares)					1,059,848
Class A Common Stock | Conversion of Paired Interests Into Class A Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)					21,761	139,053	899,035
Class V Common Stock
Class of Stock [Line Items]
Common stock, authorized (in shares)					10,000,000	10,000,000
Common stock, par value (in dollars per share)					$ 0.0001	$ 0.0001		$ 0.0001
Common stock, outstanding (in shares)					7,178,303	7,200,064
Common stock, issued (in shares)					7,178,303	7,200,064
Class V Common Stock | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)			7,597,331
Class V Common Stock | Opco | Conversion of Opco Incentive Units
Class of Stock [Line Items]
Conversion of stock (in shares)			698,934
Paired Interest Rights | Class C Warrant
Class of Stock [Line Items]
Warrants issued, number of units called by warrants (in shares)			31,734
Voting Class A | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)			16,000,000
Voting Class B | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)			7,698,138
Voting Class C | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)			10,810,810